Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment, net	$ 6,090,017	$ 6,063,908
Intangible assets, net	1,561,559	1,465,965
Right-of-use assets, net	233,126
Investments in non-consolidated companies	879,965	805,568
Other investments	24,934	118,155
Deferred tax assets	225,680	181,606
Receivables, net	157,103	151,905
Non-current assets	9,172,384	8,787,107
Inventories, net	2,265,880	2,524,341
Receivables and prepayments, net	104,575	155,885
Current tax assets	167,388	121,332
Trade receivables, net	1,348,160	1,737,366
Derivative financial instruments	19,929	9,173
Other investments	210,376	487,734
Cash and cash equivalents	1,554,299	428,361
Current assets	5,670,607	5,464,192
Total assets	14,842,991	14,251,299
Capital and reserves attributable to owners of the parent	11,988,958	11,782,882
Non-controlling interests	197,414	92,610
Total equity	12,186,372	11,875,492
Borrowings	40,880	29,187
Lease liabilities	192,318
Deferred tax liabilities	336,982	379,039
Other liabilities	251,383	213,129
Provisions	54,599	36,089
Non-current liabilities	876,162	657,444
Borrowings	781,272	509,820
Lease liabilities	37,849
Derivative financial instruments	1,814	11,978
Current tax liabilities	127,625	250,233
Other liabilities	176,264	165,693
Provisions	17,017	24,283
Customer advances	82,729	62,683
Trade payables	555,887	693,673
Current liabilities	1,780,457	1,718,363
Total liabilities	2,656,619	2,375,807
Total equity and liabilities	$ 14,842,991	$ 14,251,299